TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 399.0	SFr 805.0
Weighted-average life, in years	6 years 4 months 24 days	5 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (6.8)	SFr (20.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(13.4)	(37.6)
Impact on fair value from 10% adverse change in expected credit losses	(4.1)	(10.2)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.1)	SFr (17.3)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.20%	3.40%
Expected credit losses rate (rate per annum), in % (as a percent)	0.50%	0.80%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	15.20%	14.30%
Expected credit losses rate (rate per annum), in % (as a percent)	8.50%	4.70%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 46.0	SFr 112.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,282.0	SFr 2,006.0
Weighted-average life, in years	5 years 8 months 12 days	7 years 10 months 24 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (38.1)	SFr (22.3)
Impact on fair value from 20% adverse change in prepayment speed	(72.6)	(43.2)
Impact on fair value from 10% adverse change in cash flow discount rate	(38.3)	(52.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(74.7)	(101.3)
Impact on fair value from 10% adverse change in expected credit losses	(24.1)	(23.8)
Impact on fair value from 20% adverse change in expected credit losses	SFr (47.3)	SFr (46.7)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	3.00%	2.00%
Cash flow discount rate per annum, in % (as a percent)	1.50%	3.00%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	0.60%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	35.70%	20.00%
Cash flow discount rate per annum, in % (as a percent)	36.20%	21.30%
Expected credit losses rate (rate per annum), in % (as a percent)	34.50%	18.80%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 711.0	SFr 307.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 751.0	SFr 226.0
Weighted-average life, in years	1 year 7 months 6 days	5 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (2.1)	SFr (2.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(4.2)	(5.7)
Impact on fair value from 10% adverse change in expected credit losses	(2.0)	(2.4)
Impact on fair value from 20% adverse change in expected credit losses	SFr (4.0)	SFr (4.8)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.70%	1.00%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	1.00%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	13.10%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	12.80%	21.20%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 15.0	SFr 26.0